CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	6 Months Ended
Sep. 30, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 14 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and the VIEs exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and the VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and the VIEs in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and the VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and the VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and the VIEs” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2025 and March 31, 2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

YSX TECH. CO., LTD

PARENT COMPANY BALANCE SHEETS

	As of
	September 30,	March 31,
	2025	2025
Assets
Current assets
Cash	$104	$556,346
Due from related parties	—	15,000
Total current assets	104	571,346

Non-current assets
Investment in subsidiaries and VIEs	30,836,185	27,608,141

Total assets	$30,836,289	$28,179,487

Liabilities and shareholders’ equity

Liabilities	$5	$557,591

Commitments and contingencies

Shareholders’ equity
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 23,437,500 and 23,437,500 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively, including:
Class A ordinary shares, $0.0001 par value, 470,000,000 shares authorized, 22,260,175 shares issued and outstanding as of September 30, 2025 and March 31, 2025	2,226	2,226
Class B ordinary shares, $0.0001 par value, 30,000,000 shares authorized, 1,177,325 shares issued and outstanding as of September 30, 2025 and March 31, 2025	118	118
Additional paid-in capital	10,420,096	10,420,096
Retained earnings	21,163,172	18,483,785
Accumulated other comprehensive loss	(749,328)	(1,284,329)
Total YSX Tech Co., Ltd shareholders’ equity	30,836,284	27,621,896

Total liabilities and YSX Tech. Co., Ltd shareholders’ equity	$30,836,289	$28,179,487

YSX TECH. CO., LTD

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the six months
	ended September 30,
	2025	2024
General and administrative expenses	$(20,767)	$—
Equity in earnings of subsidiaries and the VIEs	2,700,154	1,927,195

Net income	2,679,387	1,927,195
Foreign currency translation adjustment	535,001	603,745
Comprehensive income attributable to YSX Tech Co., Ltd	$3,214,388	$2,530,940

YSX TECH. CO., LTD

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six months
	ended September 30,
	2025	2024
Cash flows from operating activities
Net income	$2,679,387	$1,927,195
Adjustment to reconcile net cash flows from operating activities
Equity in earnings of subsidiaries and the VIEs	(2,700,154)	(1,927,195)
Change in operating assets and liabilities
Due from related parties	15,000
Net cash provided by operating activities	(5,767)	—

Cash flows from investing activities
Investment in subsidiaries and the VIEs	(100,475)	—
Net cash used in investing activities	(100,475)	—

Cash flows from financing activities
Repayment to related parties	(557,586)	—
Net cash used in financing activities	(557,586)	—

Effect of exchange rate on cash	107,586	—

Changes in cash	(556,242)	—

Cash, beginning of period	556,346	—

Cash end of period	$104	$—